United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Quarter ended 9/30/08

Item 1.                      Schedule of Investments

Federated Corporate Bond Strategy Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS--95.9%
		Basic Industry - Chemicals--2.1%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$14,247
30,000		Praxair, Inc., 4.625%, 3/30/2015	28,447
135,000		RPM International, Inc., 6.50%, 2/15/2018	130,360
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	99,194
		TOTAL	272,248
		Basic Industry - Metals & Mining--4.0%
95,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	84,138
100,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	91,856
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	69,948
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	78,771
50,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	48,896
50,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	47,850
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	94,184
		TOTAL	515,643
		Basic Industry - Paper--0.7%
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	87,995
		Capital Goods - Aerospace & Defense--4.7%
125,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	119,312
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	162,313
115,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	110,820
125,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	130,206
75,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	71,490
		TOTAL	594,141
		Capital Goods - Building Materials--0.7%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	94,771
		Capital Goods - Diversified Manufacturing--4.9%
30,000		Harsco Corp., 5.75%, 5/15/2018	29,357
70,000		Hubbell, Inc., 5.95%, 6/1/2018	69,053
100,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	99,629
100,000		Roper Industries, Inc., 6.625%, 8/15/2013	102,358
50,000		Textron Financial Corp., 5.40%, 4/28/2013	46,615
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	99,217
75,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	75,450
100,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	100,473
		TOTAL	622,152
		Capital Goods - Environmental--1.6%
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	128,201
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	70,614
		TOTAL	198,815
		Communications - Media & Cable--2.1%
75,000		Comcast Corp., 7.05%, 3/15/2033	66,440
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	116,631
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	89,323
		TOTAL	272,394
		Communications - Media Noncable--1.9%
75,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	76,798
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	89,885
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	80,437
		TOTAL	247,120
		Communications - Telecom Wireless--1.6%
125,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	118,306
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	4,914
95,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	85,830
		TOTAL	209,050
		Communications - Telecom Wirelines--3.6%
125,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	123,235
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	36,746
80,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	78,921
125,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	124,700
100,000		Verizon Communications, Inc., 6.10%, 4/15/2018	92,545
		TOTAL	456,147
		Consumer Cyclical - Automotive--1.8%
125,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	125,662
100,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	98,981
		TOTAL	224,643
		Consumer Cyclical - Entertainment--1.4%
100,000		International Speedway Corp., 4.20%, 4/15/2009	99,562
75,000		Time Warner, Inc., 5.50%, 11/15/2011	73,077
		TOTAL	172,639
		Consumer Cyclical - Lodging--0.8%
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	106,823
		Consumer Cyclical - Retailers--2.1%
40,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	40,720
175,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	160,265
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	63,117
		TOTAL	264,102
		Consumer Non-Cyclical Food/Beverage--2.9%
125,000		General Mills, Inc., Note, 5.70%, 2/15/2017	123,386
125,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	124,866
125,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	124,111
		TOTAL	372,363
		Consumer Non-Cyclical Health Care--1.9%
75,000		Anthem, Inc., 6.80%, 8/1/2012	77,882
100,000		Covidien International Finance SA, 6.55%, 10/15/2037	96,188
75,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	67,801
		TOTAL	241,871
		Consumer Non-Cyclical Products--1.3%
35,000		Philips Electronics NV, 5.75%, 3/11/2018	33,656
140,000		Whirlpool Corp., 5.50%, 3/1/2013	135,829
		TOTAL	169,485
		Consumer Non-Cyclical Supermarkets--2.3%
175,000		Kroger Co., 7.25%, 6/1/2009	176,586
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	92,849
25,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	24,644
		TOTAL	294,079
		Consumer Non-Cyclical Tobacco--0.7%
100,000		Philip Morris International, Inc., 5.65%, 5/16/2018	90,892
		Energy - Independent--4.5%
125,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	115,069
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	113,118
125,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	133,050
92,864	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	74,755
25,000		XTO Energy, Inc., 6.375%, 6/15/2038	21,771
55,000		XTO Energy, Inc., 6.75%, 8/1/2037	47,136
70,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	68,251
		TOTAL	573,150
		Energy - Integrated--1.4%
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	110,866
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	67,094
		TOTAL	177,960
		Energy - Oil Field Services--1.5%
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	93,791
100,000		Weatherford International Ltd., 7.00%, 3/15/2038	96,568
		TOTAL	190,359
		Energy - Refining--0.9%
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	116,134
		Financial Institution - Banking--5.1%
30,000		Capital One Capital IV, 6.745%, 2/17/2037	14,510
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	105,765
75,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	79,975
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	76,625
75,000		J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027	77,285
125,000		Popular North America, Inc., 5.65%, 4/15/2009	122,280
75,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	63,788
75,000		Washington Mutual Bank, 5.125%, 1/15/2015	469
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	49,638
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	55,165
		TOTAL	645,500
		Financial Institution - Brokerage--5.4%
80,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	79,698
110,000		Blackrock, Inc., 6.25%, 9/15/2017	105,871
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	9,817
75,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	69,594
125,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	87,913
140,000		Invesco Ltd., Note, 4.50%, 12/15/2009	138,476
50,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	47,299
50,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	43,005
95,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	475
50,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	250
115,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	77,280
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	23,151
		TOTAL	682,829
		Financial Institution - Finance Noncaptive--0.8%
75,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	29,507
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	70,120
		TOTAL	99,627
		Financial Institution - Insurance - Health--1.0%
75,000		Aetna US Healthcare, 5.75%, 6/15/2011	76,316
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	46,012
		TOTAL	122,328
		Financial Institution - Insurance - Life--2.3%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	71,901
25,000		CIGNA Corp., 6.35%, 3/15/2018	23,701
100,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	100,825
100,000		Prudential Financial, Inc., 5.15%, 1/15/2013	95,348
		TOTAL	291,775
		Financial Institution - Insurance - P&C--4.8%
30,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	28,157
109,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	101,340
125,000		CNA Financial Corp., 6.50%, 8/15/2016	115,619
100,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	90,224
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	79,478
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	111,787
25,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	18,504
75,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	70,288
		TOTAL	615,397
		Financial Institution - REITs--3.9%
100,000		AMB Property LP, 6.30%, 6/1/2013	98,352
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	60,212
100,000		Liberty Property LP, 6.625%, 10/1/2017	93,349
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	123,423
50,000		Simon Property Group LP, 6.125%, 5/30/2018	44,813
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	73,566
		TOTAL	493,715
		Sovereign--1.6%
206,000		United Mexican States, Series MTNA, 6.75%, 9/27/2034	207,318
		Technology--3.4%
100,000		BMC Software, Inc., 7.25%, 6/1/2018	100,915
75,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	74,309
25,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	25,057
45,000		Harris Corp., 5.95%, 12/1/2017	44,019
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	93,629
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	94,620
		TOTAL	432,549
		Transportation - Airlines--0.6%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	70,274
		Transportation - Railroads--3.0%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	71,136
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	92,990
100,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	95,941
125,000		Union Pacific Corp., 4.875%, 1/15/2015	118,121
		TOTAL	378,188
		Transportation - Services--2.0%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	81,817
100,000		FedEx Corp., Note, 5.50%, 8/15/2009	100,058
75,000		Ryder System, Inc., 5.95%, 5/2/2011	75,046
		TOTAL	256,921
		Utility - Electric--9.0%
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	59,654
75,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	68,304
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	94,946
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	71,513
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	40,716
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	75,241
125,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	117,762
125,000		FirstEnergy Corp., 6.45%, 11/15/2011	125,673
87,306	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	83,344
75,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	74,658
15,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	14,132
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	40,131
125,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	131,593
100,000		Union Electric Co., 6.00%, 4/1/2018	94,044
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	49,514
		TOTAL	1,141,225
		Utility - Natural Gas Distributor--0.9%
125,000		Atmos Energy Corp., 4.95%, 10/15/2014	114,791
		Utility - Natural Gas Pipelines--0.7%
125,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	91,993
		TOTAL CORPORATE BONDS (IDENTIFIED COST $13,367,146)	12,209,406
		U.S. TREASURY--1.2%
150,000		United States Treasury Note, 3.375%, 6/30/2013 (IDENTIFIED COST $150,480)	153,135
		MUTUAL FUND--1.8%
221,409	[3,4]	Prime Value Obligations Fund, Institutional Shares, 2.97% (AT NET ASSET VALUE)	221,409
		TOTAL INVESTMENTS --- 98.9% (IDENTIFIED COST $13,739,035)[5]	12,583,950
		OTHER ASSETS AND LIABILITIES – NET – 1.1%[6]	144,969
		TOTAL NET ASSETS --- 100%	$12,728,919

At September 30, 2008, the Fund had the following outstanding long futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
7U.S. Treasury Notes 5 Year Long Futures	14	$1,571,281	December 2008	$3,892

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $1,096,319, which represented 8.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2008, these liquid restricted securities amounted to $1,096,319, which represented 8.6% of total net assets.

3	Affiliated company.
4	7-Day net yield.
5
At September 30, 2008, the cost of investments for federal tax purposes was $13,739,035. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $1,155,085. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,770 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,176,855.

6	Assets, other than investments in securities, less liabilities.
7	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 221,409	$3,892
Level 2 – Other Significant Observable Inputs	12,362,541	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$12,583,950	$3,892

* Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	--Real Estate Investment Trusts

Federated Mortgage Strategy Portfolio

Portfolio of Investments

September 30, 2008 (unaudited)

Shares			Value
		MUTUAL FUNDS—100.2%[1]
771,283		Federated Mortgage Core Portfolio	$7,535,434
31,783	[2]	Government Obligations Fund, Institutional Shares, 1.91%	31,783
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $7,603,758)[3]	7,567,217
		OTHER ASSETS AND LIABILITIES – NET—(0.2)%[4]	(14,749)
		TOTAL NET ASSETS—100%	$7,552,468

1	Affiliated companies.
2	7-Day net yield.
3
At September 30, 2008, the cost of investments for federal tax purposes was $7,603,758. The net unrealized depreciation of investments for federal tax purposes was $36,541. This consists of unrealized depreciation from investments for those securities having an excess of cost over value of $36,541.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in the Federated Mortgage Core Portfolio (Mortgage Core), a portfolio of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund’s Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. A copy of Mortgage Core’s financial statements is available on the Edgar Database on the SEC’s website at www.sec.gov, at the Commission’s public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$7,567,217
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$7,567,217

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	November 20, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 20, 2008